December 4, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549



Re:      CDC Nvest Funds Trust I (the "Trust")
         (FILE NOS.:  02-98326 AND 811-4323)

Dear Sir or Madam:


         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the supplements for CDC Nvest Jurika & Voyles Relative Value Fund of the Trust do not differ from that contained in the most recent Post-Effective Amendment that was filed electronically on December 3, 2001.

         If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2817.


                                            Very truly yours,

                                            /s/ Amy F. Puffer

                                            Amy F. Puffer
                                            Assistant Vice President